Expense Example - FidelityRealEstateIndexFund-PRO - FidelityRealEstateIndexFund-PRO - Fidelity Real Estate Index Fund - Fidelity Real Estate Index Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 7
3 years	23
5 years	40
10 years	$ 90